SHAREHOLDERS' EQUITY - Schedule of number of reserved and authorized shares under the equity incentive plans (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options outstanding	5,712,254	7,233,044
Stock unit outstanding	2,504,773	2,767,969
Ordinary shares available for issuance under the Equity Incentive Plans	3,441,528
Total Reserved and Authorized Shares as of December 31, 2022	11,658,555
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	2,120,275	2,459,201
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	384,498	308,768